Financial Instruments - Summary of Company's Canadian Dollar Denominated Financial Instruments (Detail) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement [Line Items]
Cash	$ 915.3	$ 21.2	$ 265.0	$ 135.5
Accounts receivable	402.3	274.6
Currency risk [member]
Statement [Line Items]
Cash	25.0	5.6
Restricted cash	3.9	3.9
Accounts receivable	164.1	111.2
Bank indebtedness	(0.1)	(42.1)
Accounts payable and accrued liabilities	(204.5)	(131.6)
Long-term governmental loans	(3.1)	(87.8)
Net Canadian dollar denominated financial instruments	$ (14.7)	$ (140.8)